Janus Henderson Research Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares or Principal Amounts	Value
Common Stocks – 100.0%
Aerospace & Defense – 1.3%
General Electric Co	682,257	$113,793,645
Howmet Aerospace Inc	1,911,204	209,028,381
		322,822,026
Automobiles – 0.7%
Tesla Inc*	416,403	168,160,188
Beverages – 1.0%
Constellation Brands Inc - Class A	276,886	61,191,806
Monster Beverage Corp*	3,441,410	180,880,510
		242,072,316
Biotechnology – 1.3%
AbbVie Inc	161,335	28,669,230
Amgen Inc	337,696	88,017,085
Argenx SE (ADR)*	94,252	57,964,980
Sarepta Therapeutics Inc*	198,205	24,099,746
Vaxcyte Inc*	469,675	38,447,595
Vertex Pharmaceuticals Inc*	237,260	95,544,602
		332,743,238
Capital Markets – 1.7%
Ares Management Corp - Class A	531,242	94,045,771
Blackstone Group Inc	924,113	159,335,564
Charles Schwab Corp	731,485	54,137,205
LPL Financial Holdings Inc	324,885	106,078,201
		413,596,741
Consumer Finance – 0.2%
Capital One Financial Corp	221,284	39,459,363
Diversified Financial Services – 4.5%
Apollo Global Management Inc	772,137	127,526,147
Global Payments Inc	261,104	29,259,314
Mastercard Inc - Class A	883,196	465,064,518
Visa Inc	1,565,402	494,729,648
		1,116,579,627
Electrical Equipment – 0.6%
Eaton Corp PLC	417,820	138,661,923
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp	1,606,625	111,580,106
Energy Equipment & Services – 0.2%
Atlas Energy Solutions Inc#	2,262,249	50,176,683
Entertainment – 2.9%
Liberty Media Corp-Liberty Formula One - Series C*	2,799,493	259,401,021
Netflix Inc*	432,179	385,209,786
Spotify Technology SA*	149,291	66,789,808
		711,400,615
Health Care Equipment & Supplies – 1.0%
Boston Scientific Corp*	588,097	52,528,824
Intuitive Surgical Inc*	183,515	95,787,489
Lantheus Holdings Inc*	548,800	49,095,648
Stryker Corp	138,798	49,974,220
		247,386,181
Health Care Providers & Services – 0.6%
McKesson Corp	112,300	64,000,893
UnitedHealth Group Inc	148,108	74,921,913
		138,922,806
Hotels, Restaurants & Leisure – 3.5%
Booking Holdings Inc	80,796	401,428,462
Chipotle Mexican Grill Inc*	3,878,415	233,868,425
DoorDash Inc - Class A*	697,711	117,041,020
Las Vegas Sands Corp	2,308,264	118,552,439
		870,890,346
Household Products – 1.1%
Procter & Gamble Co	1,679,352	281,543,363
Independent Power and Renewable Electricity Producers – 0.5%
Vistra Corp	906,051	124,917,251

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Industrial Conglomerates – 1.3%
3M Co	1,734,779	$223,942,621
Honeywell International Inc	420,220	94,923,496
		318,866,117
Insurance – 1.1%
Arthur J Gallagher & Co	252,449	71,657,648
Progressive Corp/The	792,167	189,811,135
		261,468,783
Interactive Media & Services – 12.2%
Alphabet Inc - Class C	7,809,034	1,487,152,435
Meta Platforms Inc - Class A	2,634,645	1,542,610,994
		3,029,763,429
Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific Inc	72,967	37,959,622
Machinery – 0.9%
Deere & Co	286,703	121,476,061
Ingersoll Rand Inc	1,193,601	107,973,147
		229,449,208
Multiline Retail – 6.4%
Amazon.com Inc*	7,238,671	1,588,092,031
Pharmaceuticals – 3.7%
AstraZeneca PLC (ADR)	1,088,879	71,343,352
Eli Lilly & Co	802,947	619,875,084
Johnson & Johnson	528,807	76,476,069
Merck & Co Inc	1,521,259	151,334,845
		919,029,350
Professional Services – 0.4%
Booz Allen Hamilton Holding Corp	740,881	95,351,385
Road & Rail – 0.5%
TFI International Inc	675,925	91,310,708
Uber Technologies Inc*	743,429	44,843,638
		136,154,346
Semiconductor & Semiconductor Equipment – 20.5%
Advanced Micro Devices Inc*	429,569	51,887,639
Analog Devices Inc	322,678	68,556,168
Applied Materials Inc	227,518	37,001,252
ASML Holding NV	216,843	150,289,546
Broadcom Inc	4,929,931	1,142,955,203
KLA Corp	198,623	125,156,325
Lam Research Corp	1,369,724	98,935,165
Marvell Technology Inc	984,399	108,726,870
NVIDIA Corp	24,111,090	3,237,878,276
ON Semiconductor Corp*	864,205	54,488,125
		5,075,874,569
Software – 20.6%
Autodesk Inc*	1,056,526	312,277,390
Cadence Design Systems Inc*	845,212	253,952,398
Datadog Inc - Class A*	768,842	109,859,833
Dynatrace Inc*	2,628,046	142,834,300
Intuit Inc	266,455	167,466,968
Microsoft Corp	6,325,902	2,666,367,693
Oracle Corp	1,807,474	301,197,467
Palo Alto Networks Inc*	270,273	49,178,875
Procore Technologies Inc*	1,085,459	81,333,443
Salesforce.com Inc	1,083,432	362,223,821
ServiceNow Inc*	263,067	278,882,588
Synopsys Inc*	446,006	216,473,472
Tyler Technologies Inc*	256,749	148,051,743
		5,090,099,991
Specialized Real Estate Investment Trusts (REITs) – 0.1%
Equinix Inc	27,452	25,884,216
Specialty Retail – 2.4%
O'Reilly Automotive Inc*	150,261	178,179,494
TJX Cos Inc	2,764,469	333,975,500
Wayfair Inc - Class A*	1,668,034	73,927,267
		586,082,261
Technology Hardware, Storage & Peripherals – 7.1%
Apple Inc	7,048,495	1,765,084,118
Textiles, Apparel & Luxury Goods – 0.3%
NIKE Inc - Class B	1,076,604	81,466,625

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Trading Companies & Distributors – 0.4%
Ferguson Enterprises Inc	634,667	$110,159,151
Wireless Telecommunication Services – 0.3%
T-Mobile US Inc	355,288	78,422,720
Total Common Stocks (cost $10,020,225,686)		24,740,120,695
Investment Companies – 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $7,796,389)	7,794,830	7,796,389
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº,£	23,224,778	23,224,778
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 1/2/25	$5,806,195	5,806,195
Total Investments Purchased with Cash Collateral from Securities Lending (cost $29,030,973)		29,030,973
Total Investments (total cost $10,057,053,048) – 100.2%		24,776,948,057
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(40,203,634)
Net Assets – 100%		$24,736,744,423

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$24,339,249,663	98.2%
Netherlands	150,289,546	0.6
Canada	91,310,708	0.4
United Kingdom	71,343,352	0.3
Sweden	66,789,808	0.3
Belgium	57,964,980	0.2
Total	$24,776,948,057	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Private Placements - N/A
Health Care Equipment & Supplies - N/A
MedicaMetrix Inc*
	$3	$-	$(20,029)	$(2,979,971)	$2,999,997	$-	-	$-
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	18,382,211	211,049,917	(221,635,739)	(1,611)	1,611	7,796,389	7,794,830	115,200
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº
	7,467,456	91,498,647	(75,741,325)	-	-	23,224,778	23,224,778	12,659 ∆
Total Affiliated Investments - 0.2%
	$25,849,670	$302,548,564	$(297,397,093)	$(2,981,582)	$3,001,608	$31,021,167	31,019,608	$127,859

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2024.
#	Loaned security; a portion of the security is on loan at December 31, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$24,740,120,695	$-	$-
Investment Companies	-	7,796,389	-
Investments Purchased with Cash Collateral from Securities Lending	-	29,030,973	-
Total Assets	$24,740,120,695	$36,827,362	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70248 02-25